Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
IFRS Statement [Line Items]
Net income	[1]	$ 14,298	$ 11,895	$ 11,686
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income
Change in unrealized gains (losses)	[1]	25	257	73
Reclassification to earnings of net losses (gains)	[1]	(59)	(6)	(31)
Changes in allowance for credit losses recognized in earnings	[1]	1	2	(1)
Net change in unrealized gains (losses) on financial assets at fair value through other comprehensive income	[1]	(33)	253	41
Net change in unrealized foreign currency translation gains (losses) on investments in foreign operations, net of hedging activities
Unrealized gains (losses)	[1]	(6,082)	855	(165)
Reclassification to earnings of net losses (gains)	[1]		(1,531)
Net gains (losses) on hedges	[1]	1,955	(291)	132
Reclassification to earnings of net losses (gains) on hedges	[1]		1,531
Net change in unrealized foreign currency translation gains (losses) on Investments in foreign operations, net of hedging activities	[1]	(4,127)	564	(33)
Net change in gains (losses) on derivatives designated as cash flow hedges
Change in gains (losses)	[1]	(2,411)	3,565	3,459
Reclassification to earnings of losses (gains)	[1]	515	(1,236)	517
Net change in gains (losses) on derivatives designated as cash flow hedges	[1]	(1,896)	2,329	3,976
Items that will not be subsequently reclassified to net income
Actuarial gains (losses) on employee benefit plans	[1]	1,787	(390)	(921)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income	[1]	433	(212)	(95)
Gains (losses) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss	[1]	51	(51)	14
Other comprehensive income that will not be reclassified to profit or loss net of tax	[1]	2,271	(653)	(1,002)
Total other comprehensive income (loss), net of income taxes	[1]	(4,553)	2,466	3,021
Total comprehensive income (loss), net of income taxes	[1]	9,745	14,361	14,707
Attributable to:
Comprehensive income (loss), attributable to shareholders	[1]	9,496	14,094	14,437
Preferred shareholders and other equity instrument holders	[1]	249	267	252
Non-controlling interests in subsidiaries	[1]			18
Income Tax Provisions (Recoveries) in the Interim Consolidated Statement of Comprehensive Income
Change in unrealized gains (losses) on financial assets at fair value through other comprehensive income		2	78	21
Less: Reclassification to earnings of net losses (gains) in respect of financial assets at fair value through other comprehensive income		16	1	(1)
Changes in allowance for credit losses on financial assets at fair value through other comprehensive income recognized in earnings			1
Net gains (losses) on hedges of investments in foreign operations		693	(102)	48
Less: Reclassification to earnings of net losses (gains) on hedges of investments in foreign operations			(545)
Change in gains (losses) on derivatives designated as cash flow hedges		(761)	947	1,235
Less: Reclassification to earnings of losses (gains) on cash flow hedges		(92)	121	(157)
Actuarial gains (losses) on employee benefit plans		635	(140)	(324)
Change in net unrealized gains (losses) on equity securities designated at fair value through other comprehensive income		154	(78)	(35)
Gains (losses) from changes in fair value due to own credit risk on financial liabilities designated at fair value through profit or loss		18	(18)	4
Total income taxes		817	1,111	1,107
Schwab and TD Ameritrade [member]
Net change in gains (losses) on derivatives designated as cash flow hedges
Share of other comprehensive income (loss) from investment in Schwab and TD Ameritrade	[1]	$ (768)	$ (27)	$ 39

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.